First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments
August 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 69.8%
	Aerospace & Defense – 1.1%
$158,000	Booz Allen Hamilton, Inc. (a) (b)	3.88%	09/01/28	$163,065
491,000	Science Applications International Corp. (a) (b)	4.88%	04/01/28	513,429
667,000	Spirit AeroSystems, Inc. (a) (b)	5.50%	01/15/25	698,709
6,000,000	Spirit AeroSystems, Inc. (a) (b)	7.50%	04/15/25	6,360,000
1,000,000	TransDigm, Inc. (a) (b)	6.25%	03/15/26	1,052,500
				8,787,703
	Airlines – 0.8%
6,000,000	Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets Ltd. (a) (b)	6.50%	06/20/27	6,525,600
	Apparel Retail – 0.7%
5,040,000	Nordstrom, Inc. (b)	4.00%	03/15/27	5,291,191
	Application Software – 0.5%
638,000	BY Crown Parent, LLC/BY Bond Finance, Inc. (a) (b)	4.25%	01/31/26	674,140
935,000	Go Daddy Operating Co., LLC/GD Finance Co., Inc. (a) (b)	5.25%	12/01/27	986,846
2,298,000	LogMeIn, Inc. (a) (b)	5.50%	09/01/27	2,387,047
				4,048,033
	Auto Parts & Equipment – 0.2%
1,714,000	American Axle & Manufacturing, Inc. (b)	6.25%	04/01/25	1,773,219
	Automobile Manufacturers – 1.5%
4,021,000	Ford Motor Co. (b)	8.50%	04/21/23	4,453,257
1,000,000	Ford Motor Co. (b)	9.00%	04/22/25	1,222,950
4,043,000	Ford Motor Co. (b)	9.63%	04/22/30	5,769,927
333,000	Penske Automotive Group, Inc. (b)	3.50%	09/01/25	344,942
				11,791,076
	Automotive Retail – 1.0%
83,000	Group 1 Automotive, Inc. (a) (b)	4.00%	08/15/28	84,583
6,836,000	KAR Auction Services, Inc. (a) (b)	5.13%	06/01/25	6,998,355
649,000	Lithia Motors, Inc. (a) (b)	4.38%	01/15/31	704,976
				7,787,914
	Broadcasting – 12.0%
4,418,000	Cumulus Media New Holdings, Inc. (a) (b)	6.75%	07/01/26	4,593,836
1,657,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (a) (b)	5.38%	08/15/26	1,100,994
9,524,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (a)	6.63%	08/15/27	4,107,225
5,708,000	Gray Television, Inc. (a) (b)	5.88%	07/15/26	5,893,253
8,000,000	Gray Television, Inc. (a) (b)	7.00%	05/15/27	8,590,400
10,561,000	iHeartCommunications, Inc. (b)	8.38%	05/01/27	11,232,152
7,563,000	Nexstar Media, Inc. (a) (b)	5.63%	07/15/27	8,044,082
2,809,000	Nexstar Media, Inc. (a) (b)	4.75%	11/01/28	2,924,253
611,000	Scripps Escrow II, Inc. (a) (b)	3.88%	01/15/29	611,416
9,589,000	Sinclair Television Group, Inc. (a) (b)	5.88%	03/15/26	9,828,725
11,911,000	Sinclair Television Group, Inc. (a) (b)	5.13%	02/15/27	11,587,259
163,000	TEGNA, Inc. (a) (b)	4.75%	03/15/26	173,188
3,000,000	TEGNA, Inc. (b)	4.63%	03/15/28	3,114,090
9,000,000	TEGNA, Inc. (b)	5.00%	09/15/29	9,516,398
2,087,000	Univision Communications, Inc. (a) (b)	5.13%	02/15/25	2,127,550
8,048,000	Univision Communications, Inc. (a) (b)	6.63%	06/01/27	8,724,434
				92,169,255

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Cable & Satellite – 1.5%
$2,850,000	CSC Holdings, LLC (a) (b)	7.50%	04/01/28	$3,124,312
5,000,000	CSC Holdings, LLC (a) (b)	5.75%	01/15/30	5,290,100
3,000,000	CSC Holdings, LLC (a) (b)	4.63%	12/01/30	2,945,130
250,000	CSC Holdings, LLC (a) (b)	3.38%	02/15/31	238,145
143,000	DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. (a) (b)	5.88%	08/15/27	149,672
				11,747,359
	Casinos & Gaming – 5.8%
309,000	Boyd Gaming Corp. (a) (b)	8.63%	06/01/25	335,589
1,438,000	Boyd Gaming Corp. (a) (b)	4.75%	06/15/31	1,485,634
8,377,000	Caesars Entertainment, Inc. (a) (b)	6.25%	07/01/25	8,864,541
6,000,000	Caesars Entertainment, Inc. (a) (b)	8.13%	07/01/27	6,639,300
7,500,000	Caesars Resort Collection, LLC/CRC Finco, Inc. (a) (b)	5.75%	07/01/25	7,884,375
4,500,000	Caesars Resort Collection, LLC/CRC Finco, Inc. (a) (b)	5.25%	10/15/25	4,569,525
2,999,000	Golden Nugget, Inc. (a) (b)	6.75%	10/15/24	3,009,647
1,000,000	MGM Resorts International (b)	7.75%	03/15/22	1,036,450
6,000,000	Scientific Games International, Inc. (a) (b)	8.63%	07/01/25	6,485,025
1,407,000	Station Casinos, LLC (a) (b)	5.00%	10/01/25	1,424,588
2,581,000	Station Casinos, LLC (a) (b)	4.50%	02/15/28	2,610,036
				44,344,710
	Communications Equipment – 1.7%
13,190,000	CommScope Technologies, LLC (a) (b)	6.00%	06/15/25	13,430,717
	Construction & Engineering – 0.6%
4,901,000	Pike Corp. (a) (b)	5.50%	09/01/28	4,986,767
	Construction Materials – 0.7%
74,000	GYP Holdings III Corp. (a) (b)	4.63%	05/01/29	74,647
5,167,000	Summit Materials, LLC/Summit Materials Finance Corp. (a) (b)	5.25%	01/15/29	5,477,227
				5,551,874
	Consumer Finance – 0.4%
214,000	Black Knight InfoServ, LLC (a) (b)	3.63%	09/01/28	216,943
3,056,000	FirstCash, Inc. (a) (b)	4.63%	09/01/28	3,181,922
				3,398,865
	Electric Utilities – 2.8%
11,195,000	PG&E Corp. (b)	5.00%	07/01/28	11,127,102
8,923,000	PG&E Corp. (b)	5.25%	07/01/30	8,801,201
1,588,000	Vistra Operations Co., LLC (a) (b)	5.00%	07/31/27	1,649,694
				21,577,997
	Electrical Components & Equipment – 0.0%
333,000	Sensata Technologies, Inc. (a) (b)	3.75%	02/15/31	335,126
	Environmental & Facilities Services – 0.3%
1,975,000	Allied Universal Holdco, LLC/Allied Universal Finance Corp. (a) (b)	6.00%	06/01/29	1,977,380
	Food Distributors – 0.2%
512,000	US Foods, Inc. (a) (b)	6.25%	04/15/25	540,160
603,000	US Foods, Inc. (a) (b)	4.75%	02/15/29	618,075
				1,158,235

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food Retail – 0.9%
$4,372,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC (a) (b)	7.50%	03/15/26	$4,764,452
628,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC (a) (b)	5.88%	02/15/28	674,315
954,000	Safeway, Inc. (b)	7.25%	02/01/31	1,142,482
				6,581,249
	Health Care Distributors – 0.5%
579,000	AdaptHealth, LLC (a) (b)	6.13%	08/01/28	617,359
2,824,000	AdaptHealth, LLC (a) (b)	5.13%	03/01/30	2,863,804
309,000	RP Escrow Issuer, LLC (a) (b)	5.25%	12/15/25	316,628
				3,797,791
	Health Care Facilities – 3.4%
1,312,000	Acadia Healthcare Co., Inc. (a) (b)	5.00%	04/15/29	1,369,400
74,000	Encompass Health Corp. (b)	5.13%	03/15/23	74,324
1,000,000	Encompass Health Corp. (b)	4.75%	02/01/30	1,067,490
3,605,000	Select Medical Corp. (a) (b)	6.25%	08/15/26	3,816,794
19,000,000	Tenet Healthcare Corp. (a) (b)	6.25%	02/01/27	19,831,250
				26,159,258
	Health Care Services – 3.6%
5,669,000	DaVita, Inc. (a) (b)	4.63%	06/01/30	5,930,341
9,910,000	Global Medical Response, Inc. (a) (b)	6.50%	10/01/25	10,232,075
4,870,000	MEDNAX, Inc. (a) (b)	6.25%	01/15/27	5,137,850
282,000	ModivCare Escrow Issuer, Inc. (a) (b)	5.00%	10/01/29	290,938
905,000	ModivCare, Inc. (a) (b)	5.88%	11/15/25	962,694
5,000,000	US Renal Care, Inc. (a) (b)	10.63%	07/15/27	5,255,300
				27,809,198
	Health Care Supplies – 0.0%
330,000	Owens & Minor, Inc. (a) (b)	4.50%	03/31/29	337,829
	Health Care Technology – 2.9%
15,452,000	Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc. (a) (b)	5.75%	03/01/25	15,625,835
6,150,000	Verscend Escrow Corp. (a) (b)	9.75%	08/15/26	6,511,312
				22,137,147
	Homefurnishing Retail – 0.8%
713,000	Ambience Merger Sub, Inc. (a) (b)	4.88%	07/15/28	718,048
1,996,000	Ambience Merger Sub, Inc. (a) (b)	7.13%	07/15/29	2,000,990
2,865,000	Rent-A-Center, Inc. (a) (b)	6.38%	02/15/29	3,090,619
				5,809,657
	Hotels, Resorts & Cruise Lines – 0.3%
294,000	Boyne USA, Inc. (a) (b)	4.75%	05/15/29	303,188
887,000	Midwest Gaming Borrower, LLC/Midwest Gaming Finance Corp. (a) (b)	4.88%	05/01/29	894,761
289,000	Wyndham Hotels & Resorts, Inc. (a) (b)	4.38%	08/15/28	299,414
575,000	XHR L.P. (a) (b)	4.88%	06/01/29	592,969
				2,090,332
	Household Products – 0.1%
650,000	Energizer Holdings, Inc. (a) (b)	4.38%	03/31/29	652,678

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Independent Power Producers & Energy Traders – 1.3%
$7,259,000	Calpine Corp. (a) (b)	5.13%	03/15/28	$7,395,106
333,000	Calpine Corp. (a) (b)	4.63%	02/01/29	334,532
2,083,000	Calpine Corp. (a) (b)	5.00%	02/01/31	2,122,223
				9,851,861
	Industrial Machinery – 1.5%
6,315,000	Gates Global, LLC/Gates Corp. (a) (b)	6.25%	01/15/26	6,599,175
5,000,000	TK Elevator U.S. Newco, Inc. (a) (b)	5.25%	07/15/27	5,289,100
				11,888,275
	Insurance Brokers – 5.0%
16,217,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (a) (b)	6.75%	10/15/27	16,845,409
1,544,000	AmWINS Group, Inc. (a) (b)	4.88%	06/30/29	1,571,020
1,630,000	AssuredPartners, Inc. (a) (b)	7.00%	08/15/25	1,658,525
8,939,000	AssuredPartners, Inc. (a) (b)	5.63%	01/15/29	9,008,098
885,000	BroadStreet Partners, Inc. (a) (b)	5.88%	04/15/29	892,992
8,000,000	HUB International Ltd. (a) (b)	7.00%	05/01/26	8,286,800
				38,262,844
	Integrated Telecommunication Services – 3.1%
1,425,000	Frontier Communications Holdings, LLC (a) (b)	5.88%	10/15/27	1,520,243
2,175,000	Frontier Communications Holdings, LLC (a) (b)	5.00%	05/01/28	2,275,594
10,783,000	Frontier Communications Holdings, LLC (a) (b)	6.75%	05/01/29	11,553,445
8,161,000	Zayo Group Holdings, Inc. (a) (b)	6.13%	03/01/28	8,314,019
				23,663,301
	Interactive Home Entertainment – 0.2%
1,899,000	Playtika Holding Corp. (a) (b)	4.25%	03/15/29	1,917,990
	Interactive Media & Services – 0.0%
316,000	ANGI Group, LLC (a) (b)	3.88%	08/15/28	310,886
	Internet & Direct Marketing Retail – 0.3%
2,278,000	Cars.com, Inc. (a) (b)	6.38%	11/01/28	2,431,195
	Investment Banking & Brokerage – 0.1%
500,000	LPL Holdings, Inc. (a) (b)	4.63%	11/15/27	518,773
	Leisure Facilities – 0.3%
1,000,000	Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. (b)	5.38%	06/01/24	1,008,750
283,000	SeaWorld Parks & Entertainment, Inc. (a) (b)	5.25%	08/15/29	283,082
1,107,000	Six Flags Entertainment Corp. (a) (b)	4.88%	07/31/24	1,120,362
				2,412,194
	Managed Health Care – 1.9%
2,832,000	MPH Acquisition Holdings, LLC (a) (b)	5.50%	09/01/28	2,886,856
12,378,000	MPH Acquisition Holdings, LLC (a) (b)	5.75%	11/01/28	11,835,472
				14,722,328
	Metal & Glass Containers – 0.8%
1,163,000	Owens-Brockway Glass Container, Inc. (a) (b)	5.38%	01/15/25	1,249,766
4,253,000	Owens-Brockway Glass Container, Inc. (a) (b)	6.63%	05/13/27	4,592,517
				5,842,283

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Movies & Entertainment – 1.5%
$4,000,000	Live Nation Entertainment, Inc. (a) (b)	4.88%	11/01/24	$4,060,000
4,380,000	Live Nation Entertainment, Inc. (a) (b)	5.63%	03/15/26	4,569,873
2,620,000	Live Nation Entertainment, Inc. (a) (b)	4.75%	10/15/27	2,665,195
				11,295,068
	Office Services & Supplies – 0.2%
1,374,000	Dun & Bradstreet (The) Corp. (a) (b)	10.25%	02/15/27	1,492,514
	Oil & Gas Exploration & Production – 0.0%
75,000	Chesapeake Energy Corp. (a) (b)	5.50%	02/01/26	78,522
	Packaged Foods & Meats – 0.5%
2,500,000	Post Holdings, Inc. (a) (b)	4.63%	04/15/30	2,555,794
896,000	Post Holdings, Inc. (a) (b)	4.50%	09/15/31	904,960
				3,460,754
	Paper Packaging – 1.2%
8,397,000	Graham Packaging Co., Inc. (a) (b)	7.13%	08/15/28	8,961,782
	Personal Products – 0.2%
1,389,000	Prestige Brands, Inc. (a) (b)	5.13%	01/15/28	1,456,714
	Pharmaceuticals – 2.0%
792,000	Bausch Health Americas, Inc. (a) (b)	9.25%	04/01/26	853,380
3,854,000	Bausch Health Americas, Inc. (a) (b)	8.50%	01/31/27	4,149,602
667,000	Emergent BioSolutions, Inc. (a) (b)	3.88%	08/15/28	651,202
1,000,000	Horizon Therapeutics USA, Inc. (a) (b)	5.50%	08/01/27	1,061,250
849,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V. (a) (b)	5.13%	04/30/31	891,654
7,350,000	Par Pharmaceutical, Inc. (a) (b)	7.50%	04/01/27	7,451,062
				15,058,150
	Publishing – 0.2%
1,389,000	Meredith Corp. (a) (b)	6.50%	07/01/25	1,498,384
	Research & Consulting Services – 0.6%
274,000	Clarivate Science Holdings Corp. (a) (b)	4.88%	07/01/29	282,735
591,000	CoreLogic, Inc. (a) (b)	4.50%	05/01/28	588,713
2,128,000	Nielsen Finance, LLC/Nielsen Finance Co. (a) (b)	5.63%	10/01/28	2,239,720
1,334,000	Nielsen Finance, LLC/Nielsen Finance Co. (a) (b)	5.88%	10/01/30	1,429,027
				4,540,195
	Restaurants – 0.7%
4,755,000	IRB Holding Corp. (a) (b)	7.00%	06/15/25	5,090,465
	Security & Alarm Services – 0.3%
2,000,000	Brink’s (The) Co. (a) (b)	4.63%	10/15/27	2,103,160
	Specialized Consumer Services – 1.0%
2,794,000	Aramark Services, Inc. (a) (b)	6.38%	05/01/25	2,961,081
4,706,000	Aramark Services, Inc. (a) (b)	5.00%	02/01/28	4,899,264
				7,860,345
	Specialized Finance – 0.2%
1,448,000	Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer (a) (b)	4.88%	05/15/29	1,490,441
	Specialty Chemicals – 0.2%
1,274,000	Avantor Funding, Inc. (a) (b)	4.63%	07/15/28	1,348,720

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Specialty Stores – 0.0%
$150,000	PetSmart, Inc./PetSmart Finance Corp. (a) (b)	4.75%	02/15/28	$156,375
150,000	PetSmart, Inc./PetSmart Finance Corp. (a) (b)	7.75%	02/15/29	165,000
				321,375
	Steel – 0.0%
150,000	United States Steel Corp. (b)	6.88%	03/01/29	164,063
	Systems Software – 1.5%
3,500,000	Banff Merger Sub, Inc. (a) (b)	9.75%	09/01/26	3,675,000
2,724,000	Boxer Parent Co., Inc. (a) (b)	9.13%	03/01/26	2,860,854
4,917,000	SS&C Technologies, Inc. (a) (b)	5.50%	09/30/27	5,213,003
				11,748,857
	Technology Hardware, Storage & Peripherals – 0.2%
500,000	Dell International, LLC/EMC Corp. (a) (b)	7.13%	06/15/24	511,250
833,000	Xerox Holdings Corp. (a) (b)	5.00%	08/15/25	879,625
				1,390,875
	Tires & Rubber – 0.3%
1,155,000	Goodyear Tire & Rubber (The) Co. (a) (b)	5.00%	07/15/29	1,224,808
1,155,000	Goodyear Tire & Rubber (The) Co. (a) (b)	5.25%	07/15/31	1,237,155
				2,461,963
	Trading Companies & Distributors – 0.2%
1,725,000	SRS Distribution, Inc. (a) (b)	6.13%	07/01/29	1,794,000
	Total Corporate Bonds and Notes			537,496,437
	(Cost $522,492,198)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 48.2%
	Aerospace & Defense – 0.4%
213,939	Atlantic Aviation FBO, Inc. (KKR Apple Bidco, LLC), 2nd Lien Term Loan, 1 Mo. LIBOR + 5.75%, 0.50% Floor (b)	6.25%	07/31/29	216,614
2,816,471	Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	02/28/28	2,815,879
				3,032,493
	Application Software – 15.0%
7,556,407	Epicor Software Corp., First Lien Term Loan C, 3 Mo. LIBOR + 3.25%, 0.75% Floor (b)	4.00%	07/30/27	7,544,619
3,500,000	Epicor Software Corp., Second Lien Term Loan, 1 Mo. LIBOR + 7.75%, 1.00% Floor (b)	8.75%	07/30/28	3,596,250
2,524,183	Flexera Software, LLC, 2020 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	01/26/28	2,522,214
8,808,817	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor (b)	4.75%	10/01/27	8,830,839
10,746,140	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor (b)	4.75%	12/01/27	10,764,086
2,358,728	Hyland Software, Inc., 2nd Lien TL, 1 Mo. LIBOR + 6.25%, 0.75% Floor (b)	7.00%	07/10/25	2,376,419
10,490,559	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor (b)	4.25%	07/01/24	10,491,713
3,735,956	Inmar, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor (b)	5.00%	05/01/24	3,731,287

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$13,020,991	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor (b)	4.75%	09/15/24	$13,034,923
9,551,587	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.00% Floor (b)	6.34%	02/15/29	9,686,933
3,273,909	Internet Brands, Inc. (WebMD/MH Sub I, LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor (b)	3.58%	09/13/24	3,253,086
9,408,870	LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor (b)	4.85%	08/31/27	9,372,082
10,650,478	Micro Focus International (MA Financeco, LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor (b)	5.25%	06/05/25	10,677,104
4,157,453	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor (b)	3.75%	04/24/28	4,130,970
13,649,473	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor (b)	2.83%	02/05/24	13,458,926
1,636,784	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 6 Mo. LIBOR + 4.00%, 0.50% Floor (b)	4.50%	06/04/28	1,634,820
				115,106,271
	Casinos & Gaming – 3.7%
4,276,401	Caesars Resort Collection, LLC, Term B-1 Loans, 1 Mo. LIBOR + 4.50%, 0.00% Floor (b)	4.58%	06/30/25	4,282,175
5,939,013	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor (b)	2.83%	12/22/24	5,885,680
13,790,481	Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.75% Floor (b)	3.25%	10/04/23	13,692,293
4,948,849	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor (b)	2.83%	08/14/24	4,901,588
				28,761,736
	Environmental & Facilities Services – 1.0%
7,706,888	Packers Holdings, LLC (PSSI), Term Loan B, 6 Mo. LIBOR + 3.25%, 0.75% Floor (b)	4.00%	03/15/28	7,631,438
	Health Care Distributors – 0.3%
2,332,845	Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor (b)	4.35%	07/09/25	2,316,608
	Health Care Services – 9.2%
66,267	athenahealth, Inc. (VVC Holding Corp.), Term Loan B-1, 2 Mo. LIBOR + 4.25%, 0.00% Floor (b)	4.35%	02/11/26	66,432
26,374,171	athenahealth, Inc. (VVC Holding Corp.), Term Loan B-1, 3 Mo. LIBOR + 4.25%, 0.00% Floor (b)	4.38%	02/11/26	26,440,106
3,708,934	CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor (b)	4.00%	06/07/23	3,703,259
1,101,480	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	03/31/28	1,098,044
1,112,007	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	03/31/28	1,108,538
69,714	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan C, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/31/28	69,496
1,519,940	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Incremental Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor (b)	4.00%	03/15/28	1,507,826
2,967,037	Envision Healthcare Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor (b)	3.83%	10/10/25	2,601,736

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$582,005	Global Medical Response, Inc. (fka Air Medical), 2020 Refinancing Term Loan, 6 Mo. LIBOR + 4.75%, 1.00% Floor (b)	5.75%	10/02/25	$584,065
584,582	Help at Home (HAH Group Holding Company, LLC), Delayed Draw Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	584,950
4,620,106	Help at Home (HAH Group Holding Company, LLC), Initial Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor (b)	6.00%	10/29/27	4,623,017
1,722,254	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.75% Floor (b)	5.50%	02/28/28	1,732,484
3,639,191	Surgery Centers Holdings, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	08/31/26	3,639,773
7,592,784	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor (b)	3.75%	02/06/24	7,373,429
14,339,167	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor (b)	5.13%	06/28/26	14,331,424
1,589,858	US Radiology Specialists, Inc., Term Loan B, 1 Mo. LIBOR + 5.50%, 0.75% Floor (b)	6.25%	12/31/27	1,595,327
				71,059,906
	Health Care Technology – 3.0%
1,955,622	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor (b)	5.00%	12/16/25	1,957,715
2,882,262	eResearch Technology, Inc., Incremental Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor (b)	5.50%	02/04/27	2,890,361
920,349	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor (b)	4.00%	03/15/28	915,747
2,057,378	Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 3 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	07/25/26	2,057,377
15,073,451	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor (b)	4.08%	08/27/25	15,039,536
				22,860,736
	Industrial Machinery – 0.3%
2,552,540	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1, 1 Mo. LIBOR + 3.50%, 0.50% Floor (b)	4.00%	07/31/27	2,548,992
	Insurance Brokers – 1.1%
8,805,059	HUB International Limited, New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor (b)	4.00%	04/25/25	8,793,348
	Integrated Telecommunication Services – 0.8%
3,636,050	Frontier Communications Corp., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	05/01/28	3,629,251
2,474,555	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor (b)	4.12%	08/14/26	2,465,275
				6,094,526
	Movies & Entertainment – 1.4%
5,939,659	Cineworld Group PLC (Crown), Incremental Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor (b)	3.75%	09/30/26	4,551,264
668,911	Cineworld Group PLC (Crown), New Priority Term Loan, 3 Mo. LIBOR + 8.25%, 1.00% Floor	9.25%	05/23/24	713,227
1,207,028	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (b) (e)	15.25%	05/23/24	1,483,063
1,975,417	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.50%, 1.00% Floor (b)	3.50%	02/28/25	1,537,013

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Movies & Entertainment (Continued)
$619,861	PUG, LLC (Stubhub/Viagogo), Incremental Term Loan B-2, 1 Mo. LIBOR + 4.25%, 0.50% Floor (b)	4.75%	02/13/27	$616,761
2,020,928	PUG, LLC (Stubhub/Viagogo), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor (b)	3.58%	02/12/27	1,956,925
				10,858,253
	Packaged Foods & Meats – 0.9%
5,156,913	BellRing Brands, LLC, New Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor (b)	4.75%	10/21/24	5,170,631
1,436,664	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor (b)	4.75%	07/07/24	1,439,652
				6,610,283
	Pharmaceuticals – 1.4%
2,595,744	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (b) (f)	8.50%	09/30/25	2,632,240
1,860,555	Mallinckrodt International Finance S.A., 2017 Term Loan B, 6 Mo. LIBOR + 5.25%, 0.75% Floor (g)	6.00%	09/24/24	1,804,310
120,161	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor (g)	6.25%	02/24/25	116,582
5,606,501	Nestle Skin Health (Sunshine Lux VII S.A.R.L./Galderma), 2021 Term Loan B-3, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	10/02/26	5,609,304
640,125	Perrigo Rx (Padagis, LLC), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.50% Floor (b)	5.25%	06/29/28	639,325
				10,801,761
	Research & Consulting Services – 0.6%
3,636,139	Nielsen Consumer, Inc. (Indy U.S. Holdco, LLC), Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor (b)	4.10%	03/05/28	3,628,576
784,584	Veritext Corporation (VT TopCo, Inc.), Non-Fungible 1st Lien Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	08/10/25	780,661
				4,409,237
	Restaurants – 2.6%
8,077,410	IRB Holding Corp. (Arby’s/Inspire Brands), Fourth Amendment Incremental Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor (b)	4.25%	12/31/27	8,067,313
4,201,573	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor (b)	3.75%	02/05/25	4,184,514
7,944,457	Portillo’s Holdings, LLC, Term Loan B-3, 3 Mo. LIBOR + 5.50%, 1.00% Floor (b)	6.50%	08/30/24	7,954,388
				20,206,215
	Specialized Consumer Services – 2.7%
1,939,082	Asurion, LLC, 2nd Lien Term Loan B-4, 1 Mo. LIBOR + 5.25%, 0.00% Floor (b)	5.33%	01/20/29	1,928,184
19,029,860	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor (b)	5.33%	01/31/28	18,927,860
				20,856,044
	Specialized Finance – 0.2%
1,760,261	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor (b)	5.00%	01/08/27	1,763,201

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Specialty Stores – 0.9%
$3,141,516	Bass Pro Group, LLC (Great Outdoors Group, LLC), Term Loan B-1, 6 Mo. LIBOR + 4.25%, 0.75% Floor (b)	5.00%	03/15/28	$3,151,977
2,754,402	Petco Animal Supplies, Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor (b)	4.00%	03/03/28	2,747,516
921,629	PetSmart, Inc., Initial Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	02/15/28	922,394
				6,821,887
	Systems Software – 2.7%
6,652,587	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor (b)	3.75%	09/19/24	6,641,477
39,436	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. PRIME + 2.25%, 0.50% Floor (b)	5.50%	09/19/24	39,371
5,888,265	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor (b)	6.25%	09/19/25	5,950,327
2,605,892	BMC Software Finance, Inc. (Boxer Parent), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor (b)	3.83%	10/02/25	2,587,703
1,207,594	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor (b)	4.50%	06/13/24	1,192,355
3,090,862	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor (b)	4.50%	06/13/24	3,051,855
4,213	Riverbed Technology, Inc., New Term Loan B, 2 Mo. LIBOR + 6.00%, 1.00% Floor (b)	7.00%	12/30/25	3,740
1,672,427	Riverbed Technology, Inc., New Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor (b)	7.00%	12/30/25	1,484,797
				20,951,625
	Total Senior Floating-Rate Loan Interests			371,484,560
	(Cost $366,197,705)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 14.9%
	Airlines – 0.1%
598,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a) (b)	5.50%	04/20/26	631,039
299,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a) (b)	5.75%	04/20/29	323,285
				954,324
	Building Products – 2.9%
16,450,000	Cemex S.A.B. de C.V. (a)	7.38%	06/05/27	18,526,813
3,505,000	Cemex S.A.B. de C.V. (a)	5.45%	11/19/29	3,848,525
				22,375,338
	Cable & Satellite – 0.4%
3,000,000	Virgin Media Finance PLC (a) (b)	5.00%	07/15/30	3,110,100
	Environmental & Facilities Services – 0.3%
715,000	Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.A.R.L. (a) (b)	4.63%	06/01/28	719,022
477,000	Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.A.R.L. (a) (b)	4.63%	06/01/28	478,789
473,000	GFL Environmental, Inc. (a) (b)	3.75%	08/01/25	487,781
574,000	GFL Environmental, Inc. (a) (b)	4.75%	06/15/29	590,503
				2,276,095

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Integrated Telecommunication Services – 0.9%
$1,090,000	Altice France S.A. (a) (b)	7.38%	05/01/26	$1,132,750
1,000,000	Altice France S.A. (a) (b)	5.13%	01/15/29	1,008,550
4,590,000	Altice France S.A. (a) (b)	5.13%	07/15/29	4,646,319
				6,787,619
	Pharmaceuticals – 10.1%
10,544,000	Bausch Health Cos., Inc. (a) (b)	6.13%	04/15/25	10,794,420
3,000,000	Bausch Health Cos., Inc. (a) (b)	5.00%	01/30/28	2,866,545
732,000	Bausch Health Cos., Inc. (a) (b)	4.88%	06/01/28	753,045
616,000	Bausch Health Cos., Inc. (a) (b)	5.00%	02/15/29	576,758
8,150,000	Bausch Health Cos., Inc. (a) (b)	7.25%	05/30/29	8,405,258
7,500,000	Bausch Health Cos., Inc. (a) (b)	5.25%	01/30/30	7,060,462
770,000	Bausch Health Cos., Inc. (a) (b)	5.25%	02/15/31	719,222
81,000	Cheplapharm Arzneimittel GmbH (a) (b)	5.50%	01/15/28	82,925
17,584,000	Endo DAC/Endo Finance, LLC/Endo Finco, Inc. (a) (b)	9.50%	07/31/27	17,256,410
5,442,000	Endo DAC/Endo Finance, LLC/Endo Finco, Inc. (a)	6.00%	06/30/28	3,408,733
18,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (a) (b) (g)	10.00%	04/15/25	19,867,500
5,600,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (a) (b) (g)	10.00%	04/15/25	5,736,668
				77,527,946
	Research & Consulting Services – 0.1%
977,000	Nielsen Co. Luxembourg (The) S.A.R.L. (a) (b)	5.00%	02/01/25	1,002,690
	Restaurants – 0.1%
286,000	1011778 BC ULC/New Red Finance, Inc. (a) (b)	4.00%	10/15/30	284,779
	Total Foreign Corporate Bonds and Notes			114,318,891
	(Cost $110,989,061)

Shares	Description	Value
COMMON STOCKS – 0.4%
	Pharmaceuticals – 0.4%
220,989	Akorn, Inc. (b) (h) (i)	2,817,610
	(Cost $2,534,056)
WARRANTS – 0.0%
	Movies & Entertainment – 0.0%
367,144	Cineworld Group PLC (Crown), expiring 12/10/25 (i) (j)	181,716
	(Cost $0)
MONEY MARKET FUNDS – 0.6%
4,756,103	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b) (k)	4,756,103
	(Cost $4,756,103)
	Total Investments – 133.9%	1,031,055,317
	(Cost $1,006,969,123) (l)
	Outstanding Loan – (34.9)%	(269,000,000)
	Net Other Assets and Liabilities – 1.0%	8,130,124
	Net Assets – 100.0%	$770,185,441

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2021, securities noted as such amounted to $584,675,340 or 75.9% of net assets.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(d)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(e)	The issuer may pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (June 1, 2021 through August 31, 2021), the Fund received a portion of the interest in cash and PIK interest with a principal value of $24,657 for Cineworld Group PLC (Crown).
(f)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (June 1, 2021 through August 31, 2021), this security paid all of its interest in cash.
(g)	This issuer has filed for protection in bankruptcy court.
(h)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At August 31, 2021, securities noted as such amounted to $2,817,610 or 0.4% of net assets.
(i)	Non-income producing security.
(j)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	Rate shown reflects yield as of August 31, 2021.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $30,910,985 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,824,791. The net unrealized appreciation was $24,086,194.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2021 is as follows:
	Total Value at 8/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$ 537,496,437	$ —	$ 537,496,437	$ —
Senior Floating-Rate Loan Interests*	371,484,560	—	371,484,560	—
Foreign Corporate Bonds and Notes*	114,318,891	—	114,318,891	—
Common Stocks*	2,817,610	—	2,817,610	—
Warrants*	181,716	—	181,716	—
Money Market Funds	4,756,103	4,756,103	—	—
Total Investments	$ 1,031,055,317	$ 4,756,103	$ 1,026,299,214	$—

*	See Portfolio of Investments for industry breakout.

Unfunded Loan Commitments
As of August 31, 2021, the Fund had the following unfunded loan commitments:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Civitas Solutions (National Mentor Holdings, Inc.), Term Loan	$ 102,758	$ 102,758	$ 102,437	$ (321)
Veritext Corporation (VT TopCo, Inc.), Term Loan	137,302	136,616	136,616	—
		$239,374	$239,053	$(321)